--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS
 VALUE PORTFOLIO
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Schedule of Investments.................................     7-17
    Statement of Assets and Liabilities.....................       18
    Statement of Operations.................................       19
    Statements of Changes in Net Assets.....................       20
    Financial Highlights....................................       21
    Notes to Financial Statements...........................    22-24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (4,065,224 Shares, Cost $58,708)++ at Value+..............  $   53,539
Receivable for Fund Shares Sold.............................         104
Prepaid Expenses and Other Assets...........................          22
                                                              ----------
    Total Assets............................................      53,665
                                                              ----------

LIABILITIES:
Payables:
    Investment Securities Purchased.........................         102
    Fund Shares Redeemed....................................           2
Accrued Expenses and Other Liabilities......................          22
                                                              ----------
    Total Liabilities.......................................         126
                                                              ----------

NET ASSETS..................................................  $   53,539
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   6,035,071
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $     8.87
                                                              ==========

PUBLIC OFFERING PRICE PER SHARE.............................  $     8.91
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   59,957
Accumulated Net Investment Income (Loss)....................        (158)
Accumulated Net Realized Gain (Loss) on Investment
  Securities................................................      (1,091)
Unrealized Appreciation (Depreciation) on Investment
  Securities................................................      (5,169)
                                                              ----------
    Total Net Assets........................................  $   53,539
                                                              ==========

--------------

+  See Note B to Financial Statements.

++ The cost for federal income tax purposes is $62,976.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From Dimensional Emerging
     Markets Value Fund Inc.................................         $   217
                                                                     -------

EXPENSES
    Administrative Fee......................................             100
    Accounting & Transfer Agent Fees........................              10
    Legal Fees..............................................               1
    Audit Fees..............................................               1
    Filing Fees.............................................               9
    Shareholders' Reports...................................               1
                                                                     -------
        Total Expenses......................................             122
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................              95
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from Dimensional
  Emerging Markets Value Fund Inc...........................           3,178

Net Realized Gain (Loss) on Investment Securities Sold......          (2,917)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................            (471)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................            (210)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  (115)
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $     95         $    391
    Capital Gain Distributions Received From Dimensional
      Emerging Markets Value Fund Inc.......................             3,178            2,188
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (2,917)          (1,109)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................              (471)         (19,003)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................              (115)         (17,533)
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................              (459)            (362)
    Net Realized Gains......................................              (234)          (3,689)
                                                                      --------         --------
        Total Distributions.................................              (693)          (4,051)
                                                                      --------         --------
Capital Share Transactions (1):
    Shares Issued...........................................            20,237           32,729
    Shares Issued in Lieu of Cash Distributions.............               693            4,051
    Shares Redeemed.........................................           (11,241)         (14,146)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................             9,689           22,634
                                                                      --------         --------
        Total Increase (Decrease)...........................             8,881            1,050
NET ASSETS
    Beginning of Period.....................................            44,658           43,608
                                                                      --------         --------
    End of Period...........................................          $ 53,539         $ 44,658
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             2,248            2,660
    Shares Issued in Lieu of Cash Distributions.............                76              302
    Shares Redeemed.........................................            (1,269)          (1,172)
                                                                      --------         --------
                                                                         1,055            1,790
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     SIX MONTHS       YEAR         YEAR        APRIL 2
                                        ENDED         ENDED        ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998
                                     -----------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $   8.97      $  13.67     $   8.37     $  10.00
  Period...........................
                                      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.02          0.10         0.33         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.02         (3.56)        5.30        (1.69)
                                      --------      --------     --------     --------
  Total from Investment
    Operations.....................       0.04         (3.46)        5.63        (1.63)
                                      --------      --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.09)        (0.11)       (0.33)          --
  Net Realized Gains...............      (0.05)        (1.13)          --           --
                                      --------      --------     --------     --------
  Total Distributions..............      (0.14)        (1.24)       (0.33)          --
                                      --------      --------     --------     --------
Net Asset Value, End of Period.....   $   8.87      $   8.97     $  13.67     $   8.37
                                      ========      ========     ========     ========
Total Return.......................       0.38%#      (28.30)%      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)......................   $ 53,539      $ 44,658     $ 43,608     $ 10,969
Ratio of Expenses to Average Net
  Assets (1) ......................       0.99%*        1.04%        1.05%        1.96%*
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.38%*        0.76%        1.87%        3.24%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         11%*          19%          18%          35%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a)  Calculated for the year ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-eight portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-three are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2001, the Portfolio owned 19% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $ (9,437)
                                                              --------
    Net.....................................................  $ (9,437)
                                                              ========

E. LINE OF CREDIT:

    The Portfolio, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Portfolio, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                         SHARES             VALUE+
                                         ------             ------
MEXICO -- (11.3%)
COMMON STOCKS -- (11.3%)
 *Altos Hornos de Mexico S.A......        118,000    $     35,361
 *America Movil S.A. de C.V.
   Series L.......................      2,560,000       2,625,855
 Apasco S.A. de C.V...............         57,000         305,228
 *Cintra S.A. de C.V..............         85,000          55,474
 Coca Cola Femsa S.A. de C.V.
   Series L.......................        106,000         222,296
 *Consorcio Hogar S.A. de C.V.
   Series B.......................         27,000           9,134
 Controladora Comercial Mexicana
   S.A. de C.V. Series B..........      1,016,000         940,464
 *Corporacion Geo S.A. de C.V.
   Series B.......................         97,700          98,832
 *Desc S.A. de C.V. Series B......      1,450,000         719,204
 El Puerto de Liverpool S.A.
   Series 1.......................         20,000          31,109
 El Puerto de Liverpool S.A.
   Series C1......................        328,600         512,549
 *Empaques Ponderosa S.A. de C.V.
   Series B.......................         90,000          39,354
 *Empresas ICA Sociedad
   Controladora S.A. de C.V.......        604,600         243,326
 *Empresas la Moderna S.A. de C.V.
   Series A.......................        195,885         206,677
 Fomento Economico Mexicano Series
   B & D..........................        488,000       2,095,106
 *Gruma S.A. de C.V. Series B.....        285,250         223,397
 *Grupo Carso S.A. de C.V. Series
   A-1............................        271,000         747,545
 Grupo Cementos de Chihuahua S.A.
   de C.V. Series B...............        301,000         202,991
 Grupo Corvi S.A. de C.V. Series
   L..............................        284,000          70,741
 Grupo Financiero Banamex Accival
   SA de Series O.................      2,461,821       6,306,182
 *Grupo Financiero Bancomer S.A.
   de C.V. Series O...............      5,436,900       4,997,205
 *Grupo Financiero del Norte S.A.
   Series C.......................        450,000         965,247
 *Grupo Financiero GBM Atlantico
   S.A. de C.V. Series L..........            980               0
 *Grupo Financiero GBM Atlantico
   S.A. de C.V. Series L..........        149,000               0
 *Grupo Financiero Inbursa Series
   O..............................          9,455          38,052
 *Grupo Gigante S.A. de C.V.
   Series B.......................        314,453         478,854
 *Grupo Herdez S.A. de C.V. Series
   B..............................        229,000          84,690
 Grupo Industrial Alfa S.A. Series
   A..............................        571,264         922,746
 Grupo Industrial Maseca S.A. de
   C.V. Series B..................        781,000         136,772
 *Grupo Posadas S.A. de C.V.
   Series L.......................        316,000         223,419
 *Grupo Tribasa S.A. de C.V.......        145,000          18,611
 *Hylsamex S.A. de C.V. Series
   B..............................        237,100         176,403
 Industrias Bachoco S.A. de C.V.
   (Certificate Representing
   Series B and Series L).........         80,000          77,011
 *Industrias Penoles S.A. de
   C.V............................        386,900         526,472
 *Industrias S.A. de C.V. Series
   B..............................         69,000         125,339
 Nueva Grupo Mexico SA de CV
   Series B.......................        612,900       1,780,000
                                         SHARES             VALUE+
                                         ------             ------
 *Pepsi-Gemex S.A. de C.V.........        122,013    $    116,127
 *Sanluis Corporacion S.A. de
   C.V.(Certificates representing
   1 share Series B, 1 share
   Series C & 1 share Series D)...         63,000          86,344
 Telefonos de Mexico S.A. Series
   L..............................      2,560,000       4,416,338
 Tubos de Acero de Mexico S.A.....         66,000         843,531
 Vitro S.A........................        300,589         290,504
                                                     ------------
TOTAL -- MEXICO
  (Cost $24,073,618)..............                     31,994,490
                                                     ------------
THAILAND -- (9.1%)
COMMON STOCKS -- (9.1%)
 *Adkinson Securities Public Co.,
   Ltd. (Foreign).................      1,169,000         283,331
 *Advance Agro Public Co., Ltd.
   (Foreign)......................      1,366,700         429,117
 *American Standard Sanitaryware
   (Thailand) Public Co. Ltd.
   (Foreign)......................          4,150          11,979
 *Aromatics (Thailand) Public Co.,
   Ltd. (Foreign).................      5,334,000         340,830
 Ayudhya Insurance Public Co.,
   Ltd. (Foreign).................         13,000          27,212
 Bangkok Expressway Public Co.,
   Ltd. (Foreign).................      4,575,300       1,083,716
 *Bangkok Land Public Co., Ltd.
   (Foreign)......................      1,196,200          63,256
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)......................     12,208,000       1,802,215
 Banpu Public Co., Ltd.
   (Foreign)......................      1,122,000         618,045
 Berli Jucker Public Co., Ltd.
   (Foreign)......................      1,277,000         858,179
 *Big C Supercenter Public Co.,
   Ltd. (Foreign).................      1,274,800         442,395
 Capital Nomura Securities Public
   Co., Ltd. (Foreign)............        370,100         214,060
 Central Pattana Public Co., Ltd.
   (Foreign)......................        395,000         261,099
 Central Plaza Hotel Public Co.,
   Ltd. (Foreign).................        361,500         105,539
 *Ch Karnchang Public Co., Ltd.
   (Foreign)......................        750,700         173,677
 Charoen Pokphand Feedmill Public
   Co., Ltd. (Foreign)............      1,185,494       1,057,893
 *DBS Thai Danu Bank Public Co.,
   Ltd. (Foreign).................        258,000          39,793
 Eastern Water Resources
   Development & Management Public
   Co., Ltd. (Foreign)............        715,900         429,839
 *Hemaraj Land and Development
   Public Co., Ltd. (Foreign).....        200,900          36,077
 International Cosmetics Public
   Co., Ltd. (Foreign)............        275,500         801,277
 *Italian-Thai Development Public
   Co., Ltd. (Foreign)............      1,998,100         495,287
 *Jalaprathan Cement Public Co.,
   Ltd. (Foreign).................        900,000         218,134
 *Jasmine International Public
   Co., Ltd. (Foreign)............      2,273,400         315,576

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 Kang Yong Electric Public Co.,
   Ltd. (Foreign).................        236,200    $    301,853
 Laguna Resorts & Hotels Public
   Co., Ltd. (Foreign)............        545,800         279,604
 Modernform Group Public Co., Ltd.
   (Foreign)......................         46,000          11,149
 Muramoto Electronic (Thailand)
   Public Co., Ltd. (Foreign).....        134,300         275,199
 *National Finance and Securities
   Public Co., Ltd. (Foreign).....      9,023,000       1,848,933
 National Petrochemical Public
   Co., Ltd. (Foreign)............      2,010,600       1,373,329
 *Pacific Assets Public Co., Ltd.
   (Foreign)......................        380,000          47,725
 *Padaeng Industry Public Co., Ltd
   (Foreign)......................      1,600,800         370,351
 Phoenix Pulp and Paper Public
   Co., Ltd. (Foreign)............        171,400         152,007
 *Pizza Public Co., Ltd.
   (Foreign)......................        110,000          87,859
 *Quality Houses Public Co., Ltd.
   (Foreign)......................      4,839,600         373,220
 *Regional Container Lines Public
   Co., Ltd. (Foreign)............        695,000         409,634
 Saha Pathana Inter-Holding Public
   Co., Ltd. (Foreign)............        331,600         438,382
 Saha Pathanapibul Public Co.,
   Ltd. (Foreign).................        136,700         177,708
 Saha-Union Public Co., Ltd.
   (Foreign)......................      3,025,300         899,890
 *Sahaviriya Steel Industries
   Public Co., Ltd. (Foreign).....      6,280,300         304,432
 *Samart Corp. Public Co., Ltd.
   (Foreign)......................        455,200         150,446
 *Siam City Cement Public Co.,
   Ltd. (Foreign).................        226,535         618,934
 *Siam Commercial Bank Public Co.,
   Ltd. (Foreign).................      2,023,333         991,938
 Siam Food Products Public Co.,
   Ltd. (Foreign).................         97,100         105,904
 *Siam Sanwa Industrial Credit
   Public Co., Ltd. (Foreign).....      1,843,000         320,804
 *Sino-Thai Engineering and
   Construction Public Co., Ltd.
   (Foreign)......................         21,200           5,372
 *Standard Chartered Nakornthon
   Bank Public Co., Ltd.
   (Foreign)......................            839          61,005
 *TISCO Finance Public Co., Ltd.
   (Foreign)......................      1,421,500         477,644
 *TPI Polene Public Co., Ltd.
   (Foreign)......................      3,890,162       1,114,290
 *Thai Farmers Bank Public Co.,
   Ltd. (Foreign).................      1,840,000         861,517
 *Thai Military Bank Public Co.,
   Ltd. (Foreign).................      9,457,000       1,437,771
 *Thai Petrochemical Industry
   Public Co., Ltd. (Foreign).....      1,621,700         117,916
 Thai Plastic and Chemicals Public
   Co., Ltd. (Foreign)............         29,000          31,310
 Thai Rayon Public Co., Ltd.......         16,500          28,357
 Thai Rung Union Carbide Public
   Co., Ltd. (Foreign)............        430,900         512,693
 Thai Stanley Electric (Thailand)
   Public Co., Ltd. (Foreign).....        418,300         308,759
                                         SHARES             VALUE+
                                         ------             ------
 *Thai Telephone &
   Telecommunication Public Co.,
   Ltd. (Foreign).................        882,000    $     77,735
 Thai Union Frozen Products Public
   Co., Ltd. (Foreign)............        500,000         793,213
 *Tuntex (Thailand) Public Co.,
   Ltd. (Foreign).................      1,987,600         188,315
 *Vinythai Public Co., Ltd.
   (Foreign)......................      1,159,839         127,508
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $34,161,829)..............                     25,791,232
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Feedmill Public
   Co., Ltd. (Foreign) Warrants
   06/30/02.......................        351,747          13,950
 *Quality House Warrants
   05/31/06.......................      1,613,200               0
 *Quality Houses Public Co., Ltd.
   (Foreign) Warrants 04/19/03....      1,270,500          22,395
 *Siam Commercial Bank Public Co.,
   Ltd. (Foreign) Warrants
   06/22/04.......................            333              31
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                         36,376
                                                     ------------
TOTAL -- THAILAND
  (Cost $34,161,829)..............                     25,827,608
                                                     ------------
SOUTH KOREA -- (8.6%)
COMMON STOCKS -- (8.6%)
 *A-Nam Industrial Co., Ltd.......         24,159          86,376
 Asia Cement Manufacturing Co.,
   Ltd............................          5,730          52,782
 BYC Co., Ltd.....................            810          27,032
 *Bank of Pusan...................         95,992         124,767
 Boo Kook Securities Co., Ltd.....         17,385          68,400
 Boram Securities Co., Ltd........         25,025         124,051
 Cheil Industrial, Inc............         65,114         360,897
 Cho Kwang Leather Co., Ltd.......          4,860          12,368
 *Choil Aluminium Mfg. Co.,
   Ltd............................          5,770          13,535
 Chon Bang Co., Ltd...............          2,520          53,312
 *Chong Kun Dang..................         14,080          42,427
 Choong Wae Pharmaceutical........          5,980          35,712
 *Choongnam Spinning Co., Ltd.....          3,573           8,786
 Chosun Refractories Co., Ltd.....          3,320          24,751
 Dae Chang Industrial Co..........          6,170          18,544
 Dae Dong Industrial Co., Ltd.....          3,930          19,696
 *Daegu Bank Co., Ltd.............        148,102         191,920
 Daehan Flour Mills Co., Ltd......          1,045          31,162
 Daehan Synthetic Fiber Co.,
   Ltd............................          2,000          34,973
 Daelim Industrial Co., Ltd.......         53,760         382,321
 Daesung Industrial Co., Ltd......          4,820         103,474
 *Daewoo Electronic Components
   Co., Ltd.......................         11,310          22,161
 *Daewoo Electronics Co., Ltd.....         85,420          37,342
 *Daewoo Motor Sales Corp.........         27,520          87,866
 Dai Han Paint & Ink Manufacturing
   Co., Ltd.......................          2,150          46,155
 Daishin Securities Co., Ltd......         55,991         625,036
 *Dogwon Best Food Co., Ltd.......          2,817          25,289
 Dong Ah Tire Industrial Co.,
   Ltd............................          2,160          48,225
 Dong IL Rubber Belt Co., Ltd.....            529          13,091
 Dong Wha Pharmaceutical
   Industries Co..................          5,167          38,847
 *Dong-Ah Construction Industrial
   Co., Ltd.......................         38,190           2,832
 Dongbu Steel Co., Ltd............         21,798          42,541

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 Dong-Il Corp.....................          4,205    $     60,728
 Dongkook Industries Co., Ltd.....          1,620          20,487
 Dongkuk Steel Mill Co., Ltd......        105,352         175,587
 Dongsung Chemical Industries.....          3,770          21,484
 *Dongwon Industries Co., Ltd.....          4,163          33,960
 *Dongwon Securities Co., Ltd.....         82,956         463,025
 *Doosan Construction &
   Engineering Co., Ltd...........         38,801          71,181
 Global and Yuasa Battery.........         11,600          23,363
 HS R&A Co., Ltd..................          4,980          32,384
 Han Dok Pharmaceuticals Co.,
   Ltd............................          1,090          27,399
 *Han Wha Energy Co., Ltd.........         22,910          24,770
 Hana Bank........................         17,632         103,232
 Hanil Cement Manufacturing Co.,
   Ltd............................          9,505         149,142
 Hanil Iron & Steel Co., Ltd......          2,700          16,124
 *Hanil Securities Co., Ltd.......         46,583         128,185
 Hanjin Shipping Co., Ltd.........         74,836         229,006
 Hanjin Transportation Co.,
   Ltd............................          8,950          66,374
 Hankook Caprolactam Corp.........         16,830          61,224
 Hankook Core Co., Ltd............          6,798          27,330
 Hankook Cosmetics Co., Ltd.......         30,000          38,876
 Hankook Tire Manufacturing Co.,
   Ltd............................        150,550         358,452
 Hankuk Glass Industries, Inc.....         11,840         149,733
 Hankuk Paper Manufacturing Co.,
   Ltd............................          3,100          18,731
 *Hansol Chemical Co., Ltd........         12,467          41,557
 Hansol Paper Co., Ltd............         45,534         138,984
 *Hansol Telecom Co., Ltd.........          5,430          27,171
 *Hanwha Chemical Corp............        100,650         311,536
 *Hanwha Securities Co., Ltd......         19,500          68,577
 Heesung Cable, Ltd...............          3,660          16,143
 Hite Brewery Co., Ltd............         14,090         549,961
 Hotel Shilla, Ltd................         39,640         213,518
 Hung Chang Co., Ltd..............          3,959          52,539
 *Hwa Sung Industrial Co..........          8,300          17,170
 *Hynix Semicondutor Inc..........         66,000         223,607
 Hyundai Cement Co., Ltd..........          5,185          16,190
 *Hyundai Corp....................         53,540          96,966
 Hyundai Department Store Co.,
   Ltd............................         25,910         296,317
 *Hyundai Engineering &
   Construction Co., Ltd..........        174,893         117,415
 *Hyundai Fire & Marine Insurance
   Co., Ltd.......................          7,420          66,033
 Hyundai Heavy Industries Co.,
   Ltd............................         51,730       1,072,156
 *Hyundai Merchant Marine Co.,
   Ltd............................        104,000         240,312
 Hyundai Mipo Dockyard Co.,
   Ltd............................         12,110          71,374
 Hyundai Mobis....................         74,180         712,267
 Hyundai Motor Co., Ltd...........         61,930       1,220,712
 *Hyundai Pipe Co., Ltd...........         83,740         269,328
 ISU Chemical Co., Ltd............          8,990          55,793
 *Il Jin Electric Co., Ltd........         24,960          32,637
 Il Shin Spinning.................          1,990          52,041
 Il Yang Pharmaceutical Co.,
   Ltd............................          6,107          29,462
 *Iljin Corp......................         18,000          29,508
 Inchon Iron & Steel Co., Ltd.....        122,780         414,538
 *Jinro, Ltd......................         12,210          38,126
 KEC Corp.........................          5,428          63,983
 *Kohap Co., Ltd..................         42,510          28,871
 *Kolon Engineering & Construction
   Co., Ltd.......................         25,790          52,345
 Kolon Industries, Inc............         21,199          75,463
 *Kolon International Corp........         27,215          53,856
                                         SHARES             VALUE+
                                         ------             ------
 Korea Cast Iron Pipe Co., Ltd....         12,400    $     21,054
 *Korea Exchange Bank.............        311,068         750,351
 *Korea First Bank Securities.....         23,720         102,583
 *Korea Industrial Leasing Co.,
   Ltd............................         11,973          23,180
 Korea Iron & Steel Co., Ltd......         10,440          38,793
 Korea Iron & Steel Works Co.,
   Ltd............................          5,040          84,393
 *Korea Line Corp.................          9,110          28,091
 Korea Polyol Co., Ltd............          4,710          72,433
 *Korea Steel Chemical Co.,
   Ltd............................         24,943         167,458
 Korea Zinc Co., Ltd..............         17,730         249,134
 Korean Air.......................        120,158         712,881
 *Korean French Banking Corp......         13,000          20,144
 *Korean Reinsurance Co., Ltd.....          8,580          87,742
 *Kumho Industrial Co., Ltd.......         47,568          63,870
 Kyungbang Co., Ltd...............          1,490          29,311
 LG Construction, Ltd.............         65,802         444,330
 LG International Corp............         72,934         155,433
 *LG Securities Co., Ltd..........         10,397          79,540
 Lotte Chilsung Beverage Co.,
   Ltd............................          1,160         175,675
 Lotte Confectionary Co., Ltd.....          1,170         124,215
 Lotte Sam Kang Co., Ltd..........            780          26,183
 Namhae Chemical Corp.............         71,000         136,901
 Nong Shim Co., Ltd...............          7,275         283,958
 *Oriental Fire & Marine Insurance
   Co., Ltd.......................          8,060          45,365
 *Orion Electric Co., Ltd.........         30,153          21,538
 Ottogi Corporation...............          3,230          38,705
 Pacific Chemical Co., Ltd........          7,050         310,398
 Poong San Corp...................         33,530         209,661
 *Regent Securities Co., Ltd......         57,700          72,744
 *Rocket Electric.................          3,460          13,910
 S-Oil Corp.......................         52,910       1,534,431
 SK Corp., Ltd....................        176,062       2,205,929
 Sam Pyo Foods Co., Ltd...........          3,610          17,162
 Sam Yang Corp....................          8,520          95,775
 Sam Yung Trading Co., Ltd........         13,840          20,204
 Samhwa Crown and Closure Co.,
   Ltd............................          3,100          18,513
 Samsung Climate Control Co.,
   Ltd............................          7,500          32,963
 Samsung Corp.....................        156,980         980,359
 Samsung Fine Chemicals...........         19,300         207,916
 Samwhan Corp. Co., Ltd...........          9,100          22,377
 Samyang Genex Co., Ltd...........          2,700          61,967
 Samyang Tong Sang Co., Ltd.......          2,820          44,799
 Samyoung Chemical Co., Ltd.......          2,820          22,234
 *Se Poong Corp...................          2,043           1,356
 Seah Steel Corp..................          8,840          66,593
 *Shin Dong-Ah Fire & Marine
   Insurance Co...................          5,520          15,728
 Shin Han Securities Co., Ltd.....         24,080          79,515
 *Shin Heung Securities Co.,
   Ltd............................          9,130          29,257
 Shin Young Securities Co.,
   Ltd............................         13,880         130,023
 Shin Young Wacoal, Inc...........            210           6,434
 *Shinmoorim Paper Manufacturing
   Co., Ltd.......................         17,400          44,145
 Song Woun Industries Co., Ltd....          1,500          26,347
 *Ssangyong Cement Industry Co.,
   Ltd............................        144,832         101,756
 *Ssangyong Heavy Industy Co.,
   Ltd............................          9,469          24,504
 *Ssangyong Motor Co..............         65,040          76,413
 Sunkyong Industries, Ltd.........         13,280          63,238
 Sunkyong, Ltd....................         95,956         692,891
 Tae Kwang Industrial Co., Ltd....          1,040         153,849
 *Taegu Department Store Co.,
   Ltd............................          5,724          29,670

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 Tai Han Electric Wire Co.........         20,634    $    138,526
 Tai Lim Packaging Industries Co.,
   Ltd............................          4,380          12,343
 Taihan Sugar Industrial Co.,
   Ltd............................          3,881          34,084
 *Tong Yang Cement Corp...........         24,960          46,179
 Tong Yang Mool San Co., Ltd......          4,560          17,443
 *Tong Yang Securities Co.,
   Ltd............................         31,133         106,450
 *Tongkook Corp...................          3,794           3,687
 Tongyang Confectionery Co........          5,352          98,183
 Trigem Computer, Inc.............         39,978         199,734
 Youngone Corporation.............         51,520          60,931
 Youngpoong Corp..................          1,580          64,076
 Yuhan Corp.......................          4,476         162,128
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $27,069,103)..............                     24,213,990
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won
   (Cost $2,052)..................                          1,825
                                                     ------------
TOTAL -- SOUTH KOREA
  (Cost $27,071,155)..............                     24,215,815
                                                     ------------
ISRAEL -- (8.5%)
COMMON STOCKS -- (8.5%)
 *AFCon Projects (84), Ltd........         10,500          14,460
 Ackerstein Industries, Ltd.......         41,800          52,010
 *Ackerstein ZVI..................            383           8,421
 *Ackerstein ZVI..................            106             513
 Africa-Israel Investments,
   Ltd............................          6,765         539,367
 Africa-Israel Investments,
   Ltd............................            150         108,721
 *Agis Industries (1983), Ltd.....         49,100         364,778
 American Israeli Paper Mills,
   Ltd............................          5,100         247,051
 *Ashtrom Properties, Ltd.........        171,400          74,539
 Azorim Investment Development &
   Construction Co., Ltd..........         36,900         350,098
 Azorim Properties, Ltd...........         52,000         126,890
 Bank Hapoalim B.M................      1,426,700       3,467,633
 Bank Leumi Le-Israel.............      2,044,650       4,134,728
 Bank of Jerusalem................         71,150          50,711
 *CLAL Electronics Industries,
   Ltd............................          3,910         278,866
 *CLAL Industries, Ltd............         63,076         382,203
 Delek Israel Fuel Corp., Ltd.
   Series C.......................          3,872         272,414
 Delta Galil Industries, Ltd......          7,800          86,499
 *Discount Mortgage Bank, Ltd.....          2,057         144,123
 *Elbit Medical Imaging...........         37,133         211,726
 Elbit Systems, Ltd...............         16,533         249,651
 Elbit, Ltd.......................         24,733         136,723
 Elco Industries (1975)...........         12,111          93,634
 *Electrochemical Industries
   (1952), Ltd....................         48,800          12,722
 Elite Industries, Ltd............         10,080         354,345
 Elron Electronic Industries,
   Ltd............................         20,066         290,405
 *Feuchtwanger Industries.........          2,800          33,757
 First International Bank of
   Israel.........................        374,800         469,064
 First International Bank of
   Israel.........................         78,000         498,263
 *Formula Systems (1985), Ltd.....          8,000         196,568
 *Granite Hacarmel Investments,
   Ltd............................        142,500         271,985
 Hadar Insurance Co., Ltd.........         40,755         107,327
 IDB Bankholding Corp., Ltd.......         47,200       1,338,790
 IDB Development Corp., Ltd.
   Series A.......................         87,522       2,336,587
 Israel Chemicals, Ltd............      1,237,000       1,273,455
                                         SHARES             VALUE+
                                         ------             ------
 Israel Cold Storage & Supply Co.,
   Ltd............................          7,000    $     22,240
 Israel Corp. Series A............          4,000         521,863
 *Israel General Bank, Ltd........          4,400         145,638
 *Israel Land Development Co.,
   Ltd............................         49,100         336,782
 *Israel Petrochemical
   Enterprises, Ltd...............         51,516         174,250
 *Israel Steel Mills, Ltd.........         97,000           2,414
 *Kardan International, Ltd.......         38,052         100,944
 Koor Industries, Ltd.............         15,805         592,637
 *M.A.Industries, Ltd.............        227,355         503,705
 *Middle East Tube Co.............         46,200          27,950
 Mishkan Hapoalim Mortgage Bank,
   Ltd. Series B..................          2,315         496,668
 *Mul-t-lock, Ltd.................         23,850         103,432
 OCIF Investments and Development,
   Ltd............................          3,380          77,579
 *Ormat Industries, Ltd...........         79,500         143,287
 *Otzar Hashilton Hamekomi,
   Ltd............................          1,050          63,674
 Packer Plada, Ltd................          1,677          51,051
 *Polgat Industries, Ltd. Series
   B..............................         21,900          26,455
 *Property and Building Corp.,
   Ltd............................          4,261         313,989
 *Red Sea Hotels, Ltd.............         21,300          64,327
 *Secom...........................         60,500          27,041
 *Shekem Real Estate..............          3,457          18,726
 *Shekem, Ltd.....................        345,765          34,585
 Super-Sol, Ltd. Series B.........        191,937         717,847
 Tambour..........................        105,400         152,790
 Team Computer & Systems, Ltd.....          2,800         103,706
 Tefahot Israel Mortgage Bank,
   Ltd............................         60,600         433,964
 *Urdan Industries, Ltd...........         86,800          83,885
 Ytong Industries, Ltd............         76,300          97,149
 *Zur Shamir Insurance Co.,
   Ltd............................         62,779          27,605
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $21,228,460)..............                     24,045,210
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $870)....................                            872
                                                     ------------
TOTAL -- ISRAEL
  (Cost $21,229,330)..............                     24,046,082
                                                     ------------
BRAZIL -- (8.2%)
PREFERRED STOCKS -- (5.8%)
 *Acesita SA......................    317,160,696          91,364
 Aracruz Celulose SA Series B.....      1,265,999       2,209,619
 Banco Bradesco SA................    177,656,424         897,106
 Banco do Brasil SA...............     56,145,862         197,892
 Bombril SA.......................     39,700,000         324,421
 Bradespar SA.....................    142,577,592          49,528
 Brasil Telecom Participacoes
   SA.............................      1,389,166          11,122
 Brasileira de Petroleo
   Ipiranga.......................     55,200,000         375,319
 *Caemi Mineracao e Metalurgia
   SA.............................      3,800,000         482,938
 *Ceval Alimentos SA..............     23,500,000          34,844
 Cimento Portland Itau............      2,600,000         425,695
 Confab Industrial SA.............        166,000         109,000
 Copene-Petroquimica do Nordeste
   SA Series A....................      2,580,000         568,342
 Distribuidora de Produtos
   Petreleo Ipirangi SA...........      4,000,000          39,313
 Duratex SA.......................     10,610,000         232,377
 Embratel Participacoes SA........      1,389,166          11,711
 Globex Utilidades SA.............         20,000         169,198

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 IKPC Industrias Klabin de Papel e
   Celulose SA....................      1,188,531    $    377,623
 *Inepar SA Industria e
   Construcoes....................     78,960,001          48,168
 Investimentos Itau SA............      1,177,017       1,022,171
 *Lojas Americanas SA.............      5,788,631           4,880
 Mahle Cofap Aneis SA.............         14,250          16,299
 Metalurgica Gerdau SA............     32,200,000         341,022
 *Paranapanema SA.................      9,588,000           8,530
 Refinaria de Petroleo Ipiranga
   SA.............................     11,000,000          70,598
 Ripasa SA Papel e Celulose.......        140,000          46,853
 Sadia SA.........................        308,282         152,799
 Sao Carlos Empreendimentos e
   Participacoes SA...............      5,788,631          13,365
 Seara Alimentos..................     23,500,000           8,462
 Siderurgica Belgo-Mineira........      4,972,631         273,852
 Siderurgica de Tubarao Sid
   Tubarao........................     78,270,000         842,201
 Tele Celular Sul Participacoes
   SA.............................      1,389,166           2,860
 *Tele Celular Sul Participacoes
   SA Receipts....................        433,301             743
 Tele Centro Oeste Celular
   Participacoes SA...............      1,389,166           3,978
 *Tele Leste Celular Participacoes
   SA.............................      1,784,040           1,504
 Tele Norte Celular Participacoes
   SA.............................      1,389,166             742
 *Tele Norte Celular Participacoes
   SA Receipts....................          1,792               1
 Tele Norte Leste Participacoes
   SA.............................      7,406,493         115,778
 Telemig Celular Participacoes
   SA.............................      1,389,166           3,001
 *Telemig Celular Participacoes SA
   Receipts.......................          7,520              16
 Telenordeste Celular
   Participacoes SA...............      1,389,166           2,383
 Telesp Celular Participacoes.....      1,389,246           9,711
 *Trikem S.A......................     48,700,000          96,965
 Uniao des Industrias
   Petroquimicas SA Series B......        537,600         195,859
 Usinas Siderurgicas de Minas
   Gerais SA......................         41,925         115,444
 *Usinas Siderurgicas de Minas
   Gerais SA......................      6,900,000           6,986
 Vale do Rio Doce Series A........        239,144       5,794,852
 Votorantim Celulose e Papel SA...     26,200,000         677,046
                                                     ------------
TOTAL PREFERRED STOCKS
  (Cost $8,872,083)...............                     16,484,481
                                                     ------------
COMMON STOCKS -- (2.4%)
 Brasil Telecom Participacoes
   SA.............................     50,610,706         393,214
 Embraco SA.......................        342,000          99,968
 Embratel Participacoes...........     50,000,000         400,119
 Gerdau SA........................    184,289,980       1,237,422
 Inepar Energia SA................         15,029               2
 *Lojas Americanas SA.............      9,026,162          10,592
 Sao Carlos Empreendimentos e
   Participacoes SA...............      9,026,162          21,031
 Siderurgica Nacional Sid
   Nacional.......................    117,500,000       2,394,251
 Souza Cruz Industria e
   Comercio.......................        150,016         756,260
 Tele Celular Sul Participacoes...     50,000,000          85,785
 Tele Centro Oeste Celular
   Participacoes..................     50,000,000         163,521
 *Tele Centro Oeste Celular
   Participacoes Receipts.........        291,117             952
 *Tele Leste Celular
   Participacoes..................     64,212,621          60,389
 Tele Norte Celular
   Participacoes..................     50,000,000          39,186
                                         SHARES             VALUE+
                                         ------             ------
 *Tele Norte Celular Participacoes
   Receipts.......................         64,513    $         51
 Tele Norte Leste Participacoes...     50,000,000         677,808
 Telemig Celular Participacoes....     50,000,000         152,507
 *Telemig Celular Participacoes
   Receipts.......................        270,644             825
 Telenordeste Celular
   Participacoes..................     50,000,000          90,869
 *Telenordeste Celular
   Participacoes Receipts.........        517,828             941
 Unibanco Unias de Bancos
   Brasileiros SA.................      2,000,000          43,634
 *Vale do Rio Doce Series B.......        239,144               0
 *Vallourec & Mannesmann Tubes-V &
   M DO Brasil SA.................        378,000          25,796
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $4,339,517)...............                      6,655,123
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tele Norte Celular Participacoes
   SA Rights 06/06/01.............            477               0
 *Tele Norte Leste Participacoes
   SA Rights 06/08/01.............        640,556               0
 *Tele Norte Leste Participacoes
   SA Rights 06/08/01.............         94,408               8
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                              8
                                                     ------------
TOTAL -- BRAZIL
  (Cost $13,211,600)..............                     23,139,612
                                                     ------------
TURKEY -- (7.9%)
COMMON STOCKS -- (7.9%)
 Akbank...........................    715,906,316       2,906,454
 Akcansa Cimento Sanayi ve Ticaret
   A.S............................     23,360,000         135,767
 *Aksa............................     19,303,775         239,235
 *Alarko Sanayii ve Ticaret
   A.S............................      1,716,999          63,103
 *Alternatifbank A.S..............     88,085,564          41,408
 *Altinyildiz Mensucat ve
   Konfeksiyan Fabrikalari A.S....      2,607,000          19,385
 Anadolu Anonim Turk Sigorta
   Sirketi........................     34,500,000          78,141
 Anadolu Cam Sanayii A.S..........     83,336,000          92,595
 Anadolu Efes Biracilik ve Malt
   Sanayi A.S.....................        754,213          31,909
 Anadolu Gida Sanayi A.S..........      4,200,000          38,051
 *Anadolu Isuzu Otomotiv Sanayi ve
   Ticaret A.S. Series C..........     11,433,000          71,334
 Aygaz............................     15,988,120         355,291
 BSH Profilo Elektrikli Gerecler
   Sanayii A.S....................     10,629,542         140,819
 Bagfas Bandirma Gubre Fabrik.....      1,228,000          21,254
 Bati Cimento A.S.................     19,166,660          71,261
 *Bekoteknik Sanayi A.S...........     30,527,957         131,766
 Bolu Cimento Sanayi A.S..........     44,223,061          85,989
 Bossa Ticaret ve Sanayi
   Isletmeleri A.S................     22,573,000          39,069
 Brisa Bridgestone Sanbanci Lastik
   San & Tic A.S..................      9,261,000         237,461
 CIMSA A.S. (Cimento Sanayi ve
   Ticaret).......................     18,720,000         172,000
 Cimentas A.S.....................     10,111,080         118,827
 *Dardanel Onentas................     16,183,440           9,406
 *Dogan Sirketler Grubu Holdings
   A.S............................    200,172,999         838,330

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 *Dogan Yayin Holding.............    100,000,000    $    388,888
 *Doktas..........................      9,600,000          37,333
 *Eczacibasi Ilac.................     16,633,480         109,468
 *Eczacibasi Yapi Gere............      5,375,000          97,623
 *Eregli Demir ve Celik
   Fabrikalari Turk A.S...........     95,356,500       1,120,641
 *Es Kisehir Bankasi Esbank.......     20,109,361               0
 *Finansbank......................    365,582,411         299,965
 Goltas Cimento...................      3,884,000          21,578
 *Good Year Lastikleri A.S........     14,759,718          97,137
 Gubre Fabrikalari Ticaret A.S....      3,249,000          26,103
 *Gunes Sigorta A.S...............     28,800,000          78,769
 *Hurriyet Gazette................    135,819,507         296,017
 *Ihlas Finans Kurumu.............     13,500,000           9,923
 *Ihlas Holding...................     11,752,000          22,098
 *Izmir Demir Celik...............     97,447,541          77,458
 *Kartonsan.......................      1,000,000          39,316
 Kordsa Kord Bezi Sanayi ve
   Ticaret A.S....................     20,730,000         168,320
 *Medya Holdings A.S. Series C....     33,508,000         197,611
 *Milliyet Gazetecilik A.S........     26,634,000          31,870
 *Milpa Ticari ve Sinai Urunler
   Pazarlama......................     18,475,200          37,898
 *Net Holding A.S.................     64,939,467          65,217
 *Net Turizm Ticaret ve Sanayi....     13,387,500          36,615
 *Netas Northern Electric
   Telekomunikasyon A.S...........      5,942,400         264,106
 *Otosan Otomobil A.S.............     22,997,500         270,269
 Pinar Entegre et ve Yem Sanayii
   A.S............................      4,777,000          16,944
 Pinar Sut Mamulleri Sanayii
   A.S............................     20,146,500          36,447
 *Raks Elektroniks A.S............      5,859,000           5,884
 *Sabah Yayincilik A.S............     31,938,000         103,730
 *Sarkuysan Elektrolitik Bakir
   Sanayi A.S.....................      6,159,931          72,392
 Sasa Suni ve Sentetik Elyat
   Sanayi A.S.....................     22,467,000         206,427
 Sistemieri Sanayi ve Ticaret
   A.S............................         31,000          24,376
 T. Tuborg Bira ve Malt Sanayi
   A.S............................      4,687,500          54,087
 Tat Konserve.....................     11,666,649          46,367
 *Tekstil Bankasi A.S.............     43,159,956          31,356
 Ticaret ve Sanayi A.S............      7,799,999          27,333
 Tire Kutsan Oluklu Mukavvakutu ve
   Kagit Sanayi A.S...............      5,388,750          14,278
 *Tofas Turk Otomobil Fabrikasi
   A.S............................     82,554,589         691,482
 Trakya Cam Sanayii A.S...........     90,643,411         352,502
 *Turk Demir Dokum Fabrikalari....     18,599,884          76,307
 *Turk Dis Ticaret Bankasi A.S....    286,376,980         176,232
 Turk Siemens Kablo ve Elektrik
   Sanayi A.S.....................      3,780,000          36,346
 *Turk Sise ve Cam Fabrikalari
   A.S............................     90,747,050         329,636
 *Turkiye Garanti Bankasi A.S.....    380,106,000       2,014,235
 Turkiye Is Bankasi A.S. Series
   C..............................    625,240,000       5,130,168
 USAS (Ucak Servisi A.S.).........         30,000          31,282
 *Unye Cimento Sanayi ve Ticaret
   A.S............................      5,609,474          14,383
 *Uzel Makina Sanayi A.S..........     18,009,000          68,496
 *Yapi ve Kredi Bankasi A.S.......    693,385,623       2,014,964
 *Yapi Ve Kredi Bankasi AS Issue
   01.............................    346,692,811       1,007,482
 Yasas A.S........................      3,053,750           5,873
                                         SHARES             VALUE+
                                         ------             ------
 *Yasas Yasar Boya Be
   Kimya(New).....................      3,053,750    $      6,264
 Yatak ve Vorgan Sanayi ve Ticaret
   Yatas..........................      2,620,800          11,109
                                                     ------------
TOTAL -- TURKEY
  (Cost $16,308,676)..............                     22,339,460
                                                     ------------
GREECE -- (7.9%)
COMMON STOCKS -- (7.9%)
 Aegek............................        142,660         428,060
 *Agrotiki Insurance S.A..........          6,470         112,972
 Aktor S.A........................        176,813       1,213,943
 Alcatel Cables Hellas S.A........         11,490          72,459
 Alfa-Beta Vassilopoulos S.A......         31,500         378,604
 *Alisida S.A.....................          2,160          27,499
 *Allatini Industrial & Commercial
   Co.............................         32,170          55,626
 Alpha Credit Bank................         68,316       1,767,282
 *Alpha Leasing...................         83,930         647,377
 Alte Technological Co. S.A.......         42,400         242,947
 *Alumil Milonas S.A..............         29,060         108,380
 Aluminum of Attica S.A...........        164,000         706,166
 *Anek Lines S.A..................         75,000         164,014
 *Arcadia Metal Industry C. Rokas
   S.A............................         27,110         250,470
 *Aspis Bank......................         34,130         250,526
 *Atemke S.A......................         19,950          21,983
 *Attica Enterprises S.A.
   Holdings.......................        215,446       1,417,096
 *Benrubi S.A.....................         17,490         108,221
 Delta Dairy S.A..................         93,619         588,799
 EFG Eurobank Ergasias S.A........          7,501         105,161
 Edrassi C. Psallidas S.A.........         46,236         228,872
 *El. D. Mouzakis S.A.............         70,760         209,920
 *Eltrak S.A......................         12,000          49,026
 *Ergas S.A.......................         25,530          41,764
 *Etba Leasing S.A................         34,359         128,725
 *Etma Rayon S.A..................         15,110          24,975
 Flour Mills Loulis...............         22,070          73,331
 *Gekat Construction Co. S.A......         15,130          65,918
 *General Construction Co. S.A....         26,350         234,067
 *General Commercial and
   Industry.......................         54,130          79,375
 General Hellenic Bank............         60,402         554,983
 *Gnomon Construction S.A.........         32,430          87,962
 *Hellas Can Packaging
   Manufacturers S.A..............         62,000         390,988
 Hellenic Biscuits Co. S.A........         42,240         148,226
 Hellenic Cables S.A..............         87,976         290,822
 *Hellenic Fabrics S.A............          7,460          33,513
 *Hellenic Petroleum S.A..........         52,740         396,071
 *Hellenic Sugar Industry S.A.....         83,080         584,485
 Hellenic Technodomiki S.A........        125,350         733,115
 *Heracles General Cement Co......         32,630         383,889
 *Heremes S.A Building
   Enterprises....................         28,020         110,201
 Ionian Hotel Enterprises.........         18,240         138,526
 *K. I. Sarantopoulos S.A.........         37,710         163,014
 *Kalpinis Simos Steel Service
   Center.........................         27,970          85,822
 *Karelia Cigarette Co............          2,160         106,189
 *Katselis Sons S.A...............         13,230          50,239
 Klonatex S.A.....................         62,800         273,604
 Knitwear Factory Maxim C.M.......         10,960          19,973
 *Lanakam S.A.....................          3,900          12,496
 Lavipharm S.A....................         88,400         265,249
 Light Metals Industry............         61,320         147,611
 M.J. Mailis S.A..................        144,800         972,059
 *Macedonian Plastics S.A.........          5,430          13,716
 *Maritime Company of Lesvos
   S.A............................         85,800         145,451

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CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 *Mesochoritis Bros. Construction
   Co.............................         49,500    $     76,362
 Michaniki S.A....................        163,340         401,504
 *Minerva Knitwear................          5,140          12,852
 *Minoan Lines S.A................         65,400         212,867
 Mytilineos Holdings S.A..........         53,480         339,072
 *N. Levederis S.A................         18,790          38,702
 *National Investment Bank for
   Industrial Development.........         74,400         932,065
 *Nikas S.A.......................         30,110          89,836
 P.D. Papoutsanis S.A.............         29,135          76,061
 *Pantechniki S.A.................         31,700         113,926
 *Petzetakis S.A..................         73,754         376,341
 *Radio Athenai...................          5,275          23,429
 Sanyo Hellas S.A.................         75,580         156,954
 Sarantis S.A.....................         49,890         151,389
 *Sato S.A........................         43,150          85,219
 Selected Textile Industry Assoc.
   S.A............................        132,720         228,366
 *Sfakianakis S.A.................         19,670          46,850
 *Sheet Steel S.A.................         34,850          49,331
 Shelman..........................         92,025         226,985
 Silver & Baryte Ores Mining Co.
   S.A............................         30,842         561,011
 *Sportsman S.A...................         44,630         100,247
 Strintzis Shipping Lines S.A.....        262,640         438,557
 *Technical Olympic S.A...........        146,030         420,843
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A................         21,740          34,643
 *Terna Tourist Technical &
   Maritime S.A...................         25,150         118,952
 Themeliodomi.....................         38,570         206,617
 *Thrace Plastics Co. S.A.........         60,060         137,960
 Tiletipos S.A....................         56,250         309,909
 *Uncle Stathis S.A...............         24,060         103,600
 *Veterin.........................         20,050          78,176
 *Vioter S.A......................         32,890          87,537
 *Vis Container Manufacturing
   Co.............................          7,370          34,108
 *Zampa S.A.......................            830          28,408
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $31,368,903)..............                     22,210,441
                                                     ------------
PREFERRED STOCKS -- (0.0%)
 *Egnatia Bank S.A.
   (Cost $38,539).................          3,196          14,249
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Etma Rayon Rights 06/20/01
   (Cost $0)......................         15,110           2,497
                                                     ------------
TOTAL -- GREECE
  (Cost $31,407,442)..............                     22,227,187
                                                     ------------
MALAYSIA -- (7.8%)
COMMON STOCKS -- (7.8%)
 AMMB Holdings Berhad.............        521,636         389,854
 APM Automotive Holdings Berhad...         99,750          44,362
 *Advance Synergy Berhad..........         81,000          11,191
 *Affin Holdings Berhad...........      1,000,500         334,378
 Ancom Berhad.....................        115,000          47,513
 Antah Holding Berhad.............        306,000          37,847
 *Arab Malaysia Corp. Berhad......        205,000          49,901
 Arab Malaysia Finance Berhad.....        207,000         111,126
 Arab Malaysian Development
   Berhad.........................        309,000          19,516
 Asas Dunia Berhad................        122,000          18,461
 *Asia Pacific Land Berhad........        700,000          52,500
 Asiatic Development Berhad.......        117,000          25,247
                                         SHARES             VALUE+
                                         ------             ------
 Austral Enterprises Berhad.......        169,000    $     93,395
 Ayer Hitam Planting Syndicate
   Berhad.........................         27,000          20,037
 Bandar Raya Developments Berhad..        568,000         127,053
 Batu Kawan Berhad................        154,000         138,600
 Berjaya Capital Berhad...........        163,000          28,096
 Berjaya Land Berhad..............         74,000          14,118
 Bolton Properties Berhad.........        145,000          41,210
 Boustead Holdings Berhad.........        293,000         155,753
 British American Tobacco
   Berhad.........................         10,000          91,447
 Cahya Mata Sarawak Berhad........        460,000         274,789
 Chin Teck Plantations Berhad.....         81,000          85,476
 *Cold Storage (Malaysia)
   Berhad.........................         80,000           7,368
 Commerce Asset Holding Berhad....        552,000         857,053
 Cycle & Carriage Bintang
   Berhad.........................         95,000         120,250
 DMIB Berhad......................         24,000           4,011
 *DNP Holdings Berhad.............        166,000          34,074
 *Damansara Realty Berhad.........        391,000          15,434
 Datuk Keramik Holdings Berhad....        127,000          16,209
 *Diversified Resources Berhad....      1,100,200         292,422
 Edaran Otomobil Nasional
   Berhad.........................        264,000         479,368
 *Europlus Berhad.................        110,000          21,711
 *Faber Group Berhad..............        170,300          13,445
 Far East Holdings Berhad.........         54,000          23,305
 *General Corp. Berhad............        178,000          22,250
 Genting Berhad...................        112,500         251,645
 Golden Hope Plantations Berhad...        159,000         141,426
 *Golden Plus Holdings Berhad.....         77,000          15,299
 *Gula Perak Berhad...............        250,000          59,211
 Guthrie Ropel Berhad.............        148,000         114,895
 Hap Seng Consolidated Berhad.....        179,000          86,203
 Highlands and Lowlands Berhad....         99,000          68,258
 Hong Leong Bank Berhad...........      1,662,000       1,408,326
 Hong Leong Credit Berhad.........        522,447         607,688
 Hong Leong Industries Berhad.....        261,000         326,937
 Hong Leong Properties Berhad.....        546,000          82,618
 Hume Industries (Malaysia)
   Berhad.........................        289,000         316,379
 Hwang-DBS (Malaysia) Berhad......        193,000          86,850
 IGB Corp. Berhad.................        555,000         146,053
 IJM Corp. Berhad.................        511,000         451,832
 *Idris Hydraulic (Malaysia)
   Berhad.........................        484,000          28,021
 *Innovest Berhad.................        228,000           8,100
 *Insas Berhad....................        664,000          59,411
 *Intria Berhad...................        910,000         128,118
 Island & Peninsular Berhad.......        269,000         169,895
 *Johan Holdings Berhad...........         73,000           9,317
 Johor Port Berhad................        323,000         111,350
 *Johore Tenggara Oil Palm
   Berhad.........................         97,000          19,911
 Keck Seng (Malaysia) Berhad......        188,000          67,779
 *Kretam Holdings Berhad..........         25,000           3,487
 Kuala Lumpur Kepong Berhad.......        117,000         147,789
 Kuala Sidim Berhad...............        145,000         132,026
 Kulim Malaysia Berhad............        181,000          59,539
 *Land - General Berhad...........        266,000          22,050
 Landmarks Berhad.................        244,000          24,079
 *Leader Universal Holdings
   Berhad.........................        427,333          51,167
 *Lien Hoe Corp. Berhad...........        158,250          12,493
 Lingui Development Berhad........        570,000         169,500
 Lion Land Berhad.................        462,375          32,853
 *MBF Holdings Berhad.............        837,000          45,154
 *MUI Properties Berhad...........        724,000          68,589
 Malayan Banking Berhad...........        664,000       1,660,000

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 Malayan Cement Berhad............         67,500    $     18,829
 *Malayan United Industries
   Berhad.........................        291,200          41,381
 Malayawata Steel Berhad..........         92,000          16,947
 *Malaysia Building Society
   Berhad.........................        263,000          44,987
 *Malaysia Industrial Development
   Finance Berhad.................        743,000         168,153
 Malaysia Mining Corp. Berhad.....      1,204,000         563,979
 Malaysian Airlines System........      1,003,000         646,671
 Malaysian Mosaics Berhad.........        429,000         116,282
 *Malaysian Resources Corp.
   Berhad.........................      1,126,333         337,900
 Maruichi Malaysia Steel Tube
   Berhad.........................         92,000         109,916
 Matsushita Electric Co.
   (Malaysia) Berhad..............          6,000          20,211
 Metroplex Berhad.................        817,000          54,825
 *Mulpha International Berhad.....      1,069,000          90,021
 *Naluri Berhad...................        676,000         158,326
 New Straits Times Press
   (Malaysia) Berhad..............        154,000         106,584
 Northport Corporation Berhad.....         30,000          18,789
 Nylex (Malaysia) Berhad..........        219,500          74,226
 OSK Holdings.....................        422,666         200,210
 *Olympia Industries Berhad.......        122,000           3,692
 Oriental Holdings Berhad.........         86,016          95,523
 PJ Development Holdings Berhad...        136,000          15,568
 *Pan Pacific Asia Berhad.........        100,000           6,316
 Peladang Kimia Berhad............         25,000           7,237
 Perlis Plantations Berhad........        529,000         570,763
 Pernas International Holdings
   Berhad.........................        757,000         147,416
 Perusahaan Otomobil Nasional
   Berhad.........................        781,000       1,079,013
 Pilecon Engineering Berhad.......        210,000          19,895
 *Prime Utilities Berhad..........         46,000          25,179
 *Promet Berhad...................        140,000          10,684
 *Public Bank Berhad..............        415,480         250,381
 Public Finance Berhad............        386,000         308,800
 RHB Capital Berhad...............        123,000          61,176
 RHB Sakura Merchant Bankers
   Berhad.........................          6,150           2,573
 RJ Reynolds Berhad...............         43,000          44,358
 Resorts World Berhad.............         78,000         107,763
 Road Builders (Malaysia) Holdings
   Berhad.........................        162,000         146,653
 SCB Developments Berhad..........         58,000          51,589
 SP Settia Berhad.................        162,800          92,539
 Sarawak Enterprise Corp.
   Berhad.........................      1,510,000         512,605
 *Sarawak Oil Palms Berhad........         93,000          28,634
 Selangor Dredging Berhad.........         84,000           8,289
 Selangor Properties Berhad.......        402,000         174,553
 Shell Refining Co. Federation of
   Malaysia Berhad................         48,000          45,221
 *Silverstone Berhad..............          6,930               0
 Sime Darby Berhad (Malaysia).....        355,980         361,601
 Sime UEP Properties Berhad.......         66,000          66,000
 Southern Bank Berhad (Foreign)...        311,250         126,138
 *Southern Steel Berhad...........        330,000          77,724
 *Sunway City Berhad..............        294,000          69,632
 *Sunway Holdings, Inc. Berhad....        394,000          62,211
 Ta Enterprise Berhad.............        752,000         124,674
 Talam Corp. Berhad...............        152,000          34,400
 Tan & Tan Developments Berhad....        374,000         107,279
 Tan Chong Motor Holdings
   Berhad.........................        665,000         217,000
 Telekom Malaysia Berhad..........        235,000         491,645
                                         SHARES             VALUE+
                                         ------             ------
 Tenaga Nasional Berhad...........        502,000    $  1,076,658
 *Time Engineering Berhad.........        282,000          97,958
 *Tongkah Holdings Berhad.........         84,000          11,937
 Tractors Malaysia Holdings
   Berhad.........................        214,000         119,953
 Tradewinds (Malaysia) Berhad.....        189,000          94,500
 Tronoh Mines Malaysia Berhad.....         48,000          33,032
 UMW Holdings Berhad..............        380,666         492,862
 United Engineering (Malaysia)
   Berhad.........................         87,000          65,479
 United Malacca Rubber Estates
   Berhad.........................        102,000         112,200
 United Merchant Group Berhad.....        307,000         100,987
 Warisan TC Holdings Berhad.......         33,250          16,362
 Yeo Hiap Seng (Malaysia)
   Berhad.........................         59,000          28,413
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $21,239,059)..............                     21,906,320
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Warrants
   07/08/05.......................        166,750          11,190
 *IJM Corp. Berhad Warrants
   08/28/04.......................        102,200          22,054
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $8,149)...................                         33,244
                                                     ------------
TOTAL -- MALAYSIA
  (Cost $21,247,208)..............                     21,939,564
                                                     ------------
CHILE -- (6.3%)
COMMON STOCKS -- (6.1%)
 Banco de Credito e Inversiones SA
   Series A.......................         53,304         473,571
 Banmedica SA.....................        347,000          76,632
 Banvida SA.......................        347,000          22,762
 CAP SA (Compania de Aceros del
   Pacifico)......................        100,000         152,135
 COPEC (Cia de Petroleos de
   Chile).........................        857,488       3,142,112
 CTI SA (Cia Tecno Industrial)....      4,900,000          96,188
 Cementos Bio-Bio S.A.............         47,327          46,065
 Cervecerias Unidas SA............        143,000         660,846
 Consumidores de Gas de Santiago
   SA.............................        103,000         557,713
 Empresa Nacional de Electricidad
   SA.............................      2,009,503         811,954
 Empresa Nacional de
   Telecomunicaciones SA..........         49,000         407,599
 Empresas Iansa SA................      4,994,997         186,301
 Enersis SA.......................      2,507,242         828,501
 Forestal Terranova SA............        147,795          68,905
 Industrias Forestales Inforsa
   SA.............................      1,399,264         204,865
 Invercap SA......................        100,000          40,896
 Laboratorio Chile SA.............        271,069         334,790
 *Madeco Manufacturera de Cobre
   SA.............................      1,194,560         711,303
 Maderas y Sinteticos SA..........      1,295,762         674,059
 Manufacturera de Papeles y
   Cartones SA....................        282,547       2,547,684
 Minera Valparaiso SA.............          7,500          34,353
 Parque Arauco S.A................        205,207          82,244
 Sociedad Industrial Pizarreno
   SA.............................         63,000          50,499
 Sociedad Quimica y Minera de
   Chile SA Series A..............         43,364         113,500
 Sociedad Quimica y Minera de
   Chile SA Series B..............        945,090       2,063,954
 Sud Americana de Vapores SA......        410,000         194,503
 *Telecomunicaciones de Chile SA
   Series A.......................        350,000       1,305,415

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 *Telecomunicaciones de Chile SA
   Series B.......................        372,166    $  1,053,243
 Vina de Concha y Toro SA.........        350,000         322,346
 Vina Sta Carolina SA Series A....        163,489          31,291
 Vina Sta Carolina SA Series B....         41,411           7,838
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $16,901,218)..............                     17,304,067
                                                     ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Chilean Pesos
   (Cost $525,868)................                        521,054
                                                     ------------
TOTAL -- CHILE
  (Cost $17,427,086)..............                     17,825,121
                                                     ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.8%)
 Aboitiz Equity Ventures, Inc.....      5,782,000         190,062
 Alaska Milk Corp.................      7,953,000         330,719
 *Alsons Consolidated Resources,
   Inc............................     16,904,000          67,783
 *Anglo Philippine Holdings
   Corp...........................      4,890,000          54,710
 *Bacnotan Consolidated
   Industries, Inc................      1,696,970         382,238
 *Belle Corp......................     41,361,000         376,754
 *Cebu Holdings, Inc..............      7,763,250          69,178
 *Cosmos Bottling Corp............     10,922,000         746,156
 *Digital Telecommunications
   (Philippines), Inc.............     65,200,000         529,347
 *Fil-Estate Land, Inc............      3,196,340          19,621
 *Filinvest Development Corp......      5,283,500         106,716
 *Filinvest Land, Inc.............     44,684,000       1,840,450
 *First E-Bank Corporation........        409,000          15,064
 *Guoco Holdings (Philippines),
   Inc............................     14,400,000          48,475
 *International Container Terminal
   Services, Inc..................     24,287,000       1,067,666
 Kepphil Shipyard, Inc............      9,725,165          75,105
 *Kuok Philippine Properties,
   Inc............................      4,300,000          15,327
 *Megaworld Properties & Holdings,
   Inc............................     86,325,000       1,247,866
 *Metro Pacific Corp..............    167,120,000       1,654,653
 *Metropolitan Bank & Trust Co....         69,804         295,803
 *Mondragon International
   Philippines, Inc...............      2,464,000          37,082
 *Petron Corp.....................     15,160,000         570,376
 *Philippine National Bank........      1,349,000       1,375,713
 *Philippine National Construction
   Corp...........................        398,900          70,301
 *Philippine Realty & Holdings
   Corp...........................     20,930,000          36,265
 *Philippine Savings Bank.........      1,095,390         634,459
 *Pryce Properties Corp...........      4,330,000          21,436
 *RFM Corp........................      2,488,200          49,271
 Robinson's Land Corp. Series B...     16,019,000         678,825
 SM Development Corp..............     21,996,400         346,280
 *Security Bank Corp..............      2,713,200       1,114,830
 *Solid Group, Inc................     19,668,000         198,627
 *Soriano (A.) Corp...............     20,195,000         191,953
 *Southeast Asia Cement Holdings,
   Inc............................     42,885,880         169,845
 Union Bank of the Philippines....        387,100         199,299
 *Union Cement Corp...............      5,501,230         124,186
 *Universal Robina Corp...........     13,703,000       1,221,059
                                         SHARES             VALUE+
                                         ------             ------
 *Urban Bank, Inc.................         14,950    $          0
 *William, Gothong & Aboitiz,
   Inc............................     10,114,000         248,344
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $29,742,819)..............                     16,421,844
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Philippine Peso
   (Cost $169,105)................                        164,724
                                                     ------------
TOTAL -- PHILIPPINES
  (Cost $29,911,924)..............                     16,586,568
                                                     ------------
ARGENTINA -- (5.2%)
COMMON STOCKS -- (5.2%)
 *Acindar Industria Argentina de
   Aceros SA Series B.............      1,261,067         996,243
 *Alpargatas SA Industrial y
   Comercial......................          6,363               0
 Atanor Cia Nacional para la
   Industria Quimica SA
   Series D.......................        308,971         247,177
 *Banco del Sud Sociedad Anonima
   Series B.......................        310,563         363,359
 *Banco Suquia SA.................        327,868         408,196
 *Capex SA Series A...............        131,575         302,622
 *Celulosa Argentina SA
   Series B.......................         10,843           4,554
 *Central Costanera SA Series B...        261,000         237,510
 *Central Puerto SA Series B......        161,000         196,420
 Cresud SA Comercial Industrial
   Financiera y Agropecuaria......        504,615         464,246
 DYCASA SA (Dragados y
   Construcciones Argentina)
   Series B.......................         55,000          68,750
 *Garovaglio y Zorraquin SA.......         65,800          16,976
 Grupo Financiero Galicia SA
   Series B.......................        836,935       1,339,096
 *IRSA Inversiones y
   Representaciones SA............        693,994       1,020,171
 *Juan Minetti SA.................        286,573         395,471
 Ledesma S.A.A.I..................        460,539         249,152
 Metrogas SA Series B.............        176,000         126,720
 *Molinos Rio de la Plata SA
   Series B.......................        307,214         488,470
 *Polledo SA Industrial y
   Constructora y Financiera......         50,000          26,000
 *Renault Argentina SA............      1,105,834         619,267
 Siderca SA Series A..............      2,368,782       4,903,379
 *Sociedad Comercial del Plata....      1,841,410         162,044
 *Sol Petroleo SA.................        173,000          18,857
 *Solvay Indupa S.A.I.C...........      1,334,322         487,027
 Telecom Argentina Stet-France SA
   Series B.......................        476,606       1,496,531
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $16,854,104)..............                     14,638,238
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de
   Aceros SA Rights 05/28/01
   (Cost $0)......................      1,261,067           1,261
                                                     ------------
TOTAL -- ARGENTINA
  (Cost $16,854,104)..............                     14,639,499
                                                     ------------
INDONESIA -- (4.5%)
COMMON STOCKS -- (4.5%)
 PT Apac Centretex Corporation
   Tbk............................        774,000          21,568

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                         SHARES             VALUE+
                                         ------             ------
 PT Asahimas Flat Glass Co.,
   Ltd............................      2,197,500    $    207,404
 PT Astra Agro Lestari Tbk........      7,751,500         435,477
 *PT Astra International Tbk......      2,188,800         339,387
 PT Bank Nisp Tbk.................     10,015,000         193,548
 PT Bank Pan Indonesia Tbk........     42,070,000         850,854
 PT Berlian Laju Tanker Tbk.......      3,470,100         319,717
 PT Bimantara Citra...............      7,530,000         896,831
 *PT Branta Mulia Tbk.............        180,000          12,742
 *PT Budi Acid Jaya Tbk...........      6,410,000         178,616
 PT Charoen Pokphand Indonesia
   Tbk............................      5,637,500         245,770
 *PT Ciputra Development Tbk......      6,561,800          47,186
 PT Dankos Laboratories...........        661,500          32,703
 *PT Dynaplast Tbk................      2,223,000         124,888
 *PT Eterindo Wahanatama Tbk......      4,599,000          82,679
 PT Ever Shine Textile Tbk........      7,188,215         148,610
 *PT Gajah Tunggal Tbk............      1,488,000          33,438
 *PT Great River International....        745,000          35,994
 PT Hanjaya Mandala Sampoerna
   Tbk............................        910,000       1,186,067
 *PT Hero Supermarket Tbk.........        220,000          22,247
 *PT Indah Kiat Pulp & Paper
   Corp...........................     10,295,196         342,402
 *PT Indocement Tunggal
   Prakarsa.......................        166,000          18,652
 *PT Indofood Sukses Makmur Tbk...        211,650          15,220
 PT Indorama Synthetics Tbk.......      3,107,320         174,568
 *PT International Nickel
   Indonesia Tbk..................        289,000         133,784
 *PT Jakarta International Hotel
   and Development Tbk............      4,583,000         203,918
 PT Jaya Real Property............      2,232,000          85,267
 PT Kalbe Farma Tbk...............      3,850,240          84,792
 PT Karwell Indonesia.............      1,466,500          65,910
 PT Komatsu Indonesia Tbk.........      2,091,000         225,546
 PT Lautan Luas Tbk...............      5,614,000         164,004
 *PT Lippo Land Development Tbk...        386,400           4,515
 PT Makindo Tbk...................      1,450,000         514,831
 PT Matahari Putra Prima Tbk
   Foreign........................     12,852,500         560,311
 *PT Mayorah Indah................      5,680,572         237,435
 PT Medco Energi International
   Tbk............................        547,500          45,522
 PT Modern Photo Tbk..............      1,266,500          76,844
 *PT Mulia Industrindo............      5,260,000         127,658
 *PT Mutlipolar Corporation Tbk...      3,195,000          81,849
 PT Pabrik Kertas Tjiwi Kimia
   Tbk............................      6,342,000         142,517
 *PT Panasia Indosyntec Tbk.......        403,200          12,776
 *PT Panin Insurance Tbk..........     13,543,000         158,255
 PT Sari Husada Tbk...............         36,480          18,117
 *PT Selamat Sempurna Tbk.........      1,687,000         257,789
 *PT Semen Cibinong Tbk...........        743,400          25,727
 PT Semen Gresik..................      2,858,091       1,438,679
 PT Sinar Mas Agro Resources and
   Technology Tbk.................      1,688,580         151,782
 PT Sunson Textile Manufacturer
   Tbk............................      6,012,000         202,652
 *PT Suparma Tbk..................        676,845           5,476
 *PT Surya Dumai Industri Tbk.....      5,145,000         127,180
 PT Surya Toto Indonesia..........         46,400          22,939
 PT Tigaraksa Satria Tbk..........         68,400          17,523
 *PT Timah Tbk....................      3,741,000         580,065
 PT Tunas Ridean Tbk..............      2,162,000         296,364
 PT Ultrajaya Milk Industry &
   Trading Co.....................      9,146,818         719,270
                                         SHARES             VALUE+
                                         ------             ------
 PT Unggul Indah Corp. Tbk........        371,435    $     38,395
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $29,153,447)..............                     12,794,260
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *PT Indocement Tunggal Prakarsa
   Tbk Rights 05/01/01
   (Cost $0)......................        126,672           1,036
                                                     ------------
TOTAL -- INDONESIA
  (Cost $29,153,447)..............                     12,795,296
                                                     ------------
POLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Amica Wronki SA.................         37,993         213,849
 *Big Bank Gdanski SA.............        164,555         181,523
 *Budimex SA......................         54,195         254,657
 *Debica SA.......................        178,183       1,320,819
 Frantschach Swiecie SA...........         53,000         230,397
 *Huta Ferrum SA..................         43,319          49,310
 Impexmetal SA....................         35,725         166,971
 *Kredyt Bank SA..................        130,531         596,953
 *Kutnowskie Zaklady
   Farmaceutyczne Polfa SA........          1,071          16,847
 *Lentex SA.......................         36,530         162,472
 Mostostal Export SA..............        654,595         820,783
 *Mostostal Warszawa SA...........         46,235         124,311
 Mostostal Zabrze Holding SA......        140,376         278,660
 *Okocimskie Zaklady Piwowarskie
   SA.............................        266,014       1,072,839
 *Orbis SA........................        132,966         728,370
Polifarb Cieszyn Wroclaw SA               663,192         823,230
 *Powszechny Bank Kredytowy SA....         18,101         434,826
 Przedsiebiorstwo Farmaceutyczne
   JELFA SA.......................         99,415       1,094,161
 Raciborska Fabryka Kotlow SA.....        245,118         501,982
 *Sokolowskie Zaklady Miesne SA...        640,373         278,378
 *Stalexport SA...................        187,618         203,192
 Stomil Olsztyn SA................         56,978         343,616
 *Zaklady Metali Lekkich Kety
   SA.............................         61,993         687,190
                                                     ------------
TOTAL -- POLAND
  (Cost $11,947,794)..............                     10,585,336
                                                     ------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Danubius Hotel & Spa RT..........         10,000         133,331
 *Fotex First Hungarian-American
   Photo Service Co...............      1,785,342       1,413,931
 *Graboplast Textil Es Muborgyarto
   RT.............................        203,346       1,240,101
 Magyar Olay-Es Gazipari RT.......        115,932       1,685,199
 *Mezogazdasagi Gepgyarto
   Reszvenytarsasag (Mezogep).....         36,748         208,757
 *North American Business
   Industries RT..................         10,000         124,977
 Pannonplast P.L.C................         43,022         503,173
 *Pick Szeged RT..................         62,609         774,100
 *Primagaz Hungaria Co., Ltd......         49,156         180,687
 *Raba Hungarian Railway Carriage
   & Machine Works................         74,035         467,582
 *Skala Coop RT Series T..........         39,065         160,565
 *Synergon Information Systems
   Ltd., Budapest.................        100,000         252,293

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                                 SHARES            VALUE+
                                                                 ------            ------
 *Tiszai Vegyi Kombinat RT..................................    122,129    $    1,775,279
 *Zalakeramia, Ltd..........................................     95,146           698,808
                                                                           --------------
TOTAL -- HUNGARY
  (Cost $12,495,600)........................................                    9,618,783
                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (1.8%)
                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                 (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 3.70%,
   06/01/01 (Collateralized by U.S. Treasury Notes 6.50%,
   03/31/02, valued at $5,083,050) to be repurchased at
   $4,982,512.
   (Cost $4,982,000)........................................    $ 4,982         4,982,000
                                                                           --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $311,482,813)++.........               $  282,762,421
                                                                           ==============

-----------------------------------------------------------------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $316,310,594.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost of $311,483).....................  $282,762
Cash........................................................        26
Receivables:
    Dividends, Interest and Tax Reclaims....................       478
    Investment Securities Sold..............................       542
    Fund Shares Sold........................................       102
Other Assets................................................         4
                                                              --------
    Total Assets............................................   283,914
                                                              --------

LIABILITIES:
Payable for Investment Securities Purchased.................       395
Deferred Chilean Repatriation Tax...........................       697
Accrued Expenses and Other Liabilities......................       295
                                                              --------
    Total Liabilities.......................................     1,387
                                                              --------

NET ASSETS applicable to 21,457,650 shares outstanding $.01
  par value shares
  (Authorized 200,000,000)..................................  $282,527
                                                              ========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $  13.17
                                                              ========

PUBLIC OFFERING PRICE PER SHARE.............................  $  13.24
                                                              ========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $306,590
Accumulated Net Investment Income (Loss)....................     2,702
Accumulated Net Realized Gain (Loss)........................     2,286
Accumulated Net Realized Foreign Exchange Gain (Loss).......      (440)
Unrealized Net Foreign Exchange Gain (Loss).................       110
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................   (28,721)
                                                              --------
    Total Net Assets........................................  $282,527
                                                              ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $801).......         $  6,455
    Interest................................................              271
                                                                     --------
        Total Investment Income.............................            6,726
                                                                     --------

EXPENSES
    Investment Advisory Services............................              151
    Accounting & Transfer Agent Fees........................              183
    Custodian Fees..........................................              367
    Legal Fees..............................................               10
    Audit Fees..............................................                7
    Directors' Fees and Expenses............................                3
    Shareholders' Reports...................................               18
    Other...................................................               22
                                                                     --------
        Total Expenses......................................              761
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            5,965
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment Securities Sold......            5,421
Net Realized Gain (Loss) on Foreign Currency Transactions...             (440)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (10,067)
    Translation of Foreign Currency Denominated Amounts.....                4
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................           (5,082)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $    883
                                                                     ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $  5,965         $   5,431
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             5,421            20,001
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................              (440)             (799)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............           (10,067)         (138,116)
      Translation of Foreign Currency Denominated Amounts...                 4               (14)
                                                                      --------         ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................               883          (113,497)
                                                                      --------         ---------

Distributions From:
    Net Investment Income...................................            (1,423)           (4,515)
    Net Realized Gain.......................................           (20,795)          (17,724)
                                                                      --------         ---------
        Total Distributions.................................           (22,218)          (22,239)
                                                                      --------         ---------
Capital Share Transactions (1):
    Capital Shares Issued...................................            14,342            53,845
    Shares Issued in Lieu of Cash Distributions.............            22,218            22,239
    Capital Shares Redeemed.................................           (27,974)           (5,502)
                                                                      --------         ---------
        Net Increase (Decrease) From Capital Share
          Transactions......................................             8,586            70,582
                                                                      --------         ---------
        Total Increase (Decrease)...........................           (12,749)          (65,154)
NET ASSETS
    Beginning of Period.....................................           295,276           360,430
                                                                      --------         ---------
    End of Period...........................................          $282,527         $ 295,276
                                                                      ========         =========

(1) SHARE AMOUNTS
    Shares Issued...........................................             1,063             2,800
    Shares Issued In Lieu of Cash Distributions.............             1,649             1,115
    Shares Redeemed.........................................            (2,136)             (293)
                                                                      --------         ---------
                                                                           576             3,622
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  14.14      $  20.88     $  14.74     $  16.13     $  15.86     $  14.77
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.28          0.19         0.22         0.31         0.33         0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.19)        (5.75)        8.62        (1.06)        0.01         1.36
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.09         (5.56)        8.84        (0.75)        0.34         1.62
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.07)        (0.16)       (0.25)       (0.62)       (0.05)       (0.28)
  Net Realized Gains...............      (0.99)        (1.02)       (2.45)       (0.02)       (0.02)       (0.25)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.06)        (1.18)       (2.70)       (0.64)       (0.07)       (0.53)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  13.17      $  14.14     $  20.88     $  14.74     $  16.13     $  15.86
                                      ========      ========     ========     ========     ========     ========
Total Return.......................       0.48%#      (28.02)%      71.69%       (4.80)%       2.12%       11.10%

Net Assets, End of Period
  (thousands)......................   $282,527      $295,276     $360,430     $195,463     $193,805     $174,469
Ratio of Expenses to Average Net
  Assets...........................       0.50%*        0.54%        0.52%        0.64%        0.62%        0.59%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........       0.50%*        0.54%        0.52%        0.64%        1.02%        0.99%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       3.95%*        1.46%        1.51%        2.08%        1.87%        1.64%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       3.95%*        1.46%        1.51%        2.08%        1.47%        1.24%
Portfolio Turnover Rate............         11%*          19%          18%          35%           0%           0%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The components of net assets may be adjusted for current period permanent book/tax differences, which arose principally from different book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2001, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................   $16,244
Sales.......................................................    22,287

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 61,500
Gross Unrealized Depreciation...............................   (95,049)
                                                              --------
    Net.....................................................  $(33,549)
                                                              ========

F. LINE OF CREDIT:

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement on the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2001.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.